Trade Receivables (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Trade receivables
Trade receivables	€ 57.6	€ 54.3	€ 66.1
Cost
Trade receivables
Trade receivables	57.7	54.4	66.2
Allowance for impairment
Trade receivables
Trade receivables	€ (0.1)	€ (0.1)	€ (0.1)